SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2024
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS
8.	SHORT-TERM BORROWINGS

Short-term borrowings were RMB 338,075 and RMB160,981 as of December 31, 2023 and 2024, respectively, all of which consisted of borrowings from financial institutions and are repayable within one year. As of December 31, 2024, the Group had an undrawn balance of RMB99,000 under the credit facilities agreement. All of these borrowings were unsecured and accrue interest at an average annual interest rate of 3.86% and 3.67% for the years ended December 31, 2023 and 2024, respectively.

In September 2019, 1 Pharmacy Technology entered into a credit agreement with China Merchant Bank (CMB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB 100,000 for working capital purpose in one year. In October 2020, November 2021, December 2022 and December 2023, 1 Pharmacy Technology renewed the credit agreement that allowed 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purposes for another one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.30%. The borrowings were guaranteed by Yihao Pharmacy. During the years ended December 31, 2023 and 2024, RMB 779,635 and RMB 347,864 were drawn on above credit facility and RMB 700,540 and RMB 495,968 were repaid, with the balance of RMB 198,085 and RMB 49,981 outstanding as of December 31, 2023 and 2024, respectively. The interest rate range for the borrowings in 2023 and 2024 were from 3.65% to 3.75 % per annum.

In June 2020, 1 Pharmacy Technology entered into a credit agreement with Industrial Bank (IB) which provides a revolving credit facility that allows 1 Pharmacy Technology to borrow up to RMB100,000 for working capital purpose in one year. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China minus 0.35%. In June 2021, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purpose in seven months. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.78%. In November 2022, the credit agreement was renewed and allows 1 Pharmacy Technology to borrow up to RMB200,000 for working capital purpose in twelve months and the agreement expired on November 13, 2023. In January 2024, 1 Pharmacy Technology entered into a new credit agreement with IB for a working capital and committed credit facility of up to RMB130,000, with a twelve month term expiring on January 2025. Any draw down on the credit facility will be charged with interest at one-year loan prime rate published by People’s Bank of China plus 0.85% in 2022, plus 0.55% in 2023 and plus 0.55% in 2024, respectively and any draw down on the new committed credit facility will be charged with an average annual interest rate of 2.78% in 2024. The borrowings in the years ended December 31, 2023 and 2024 were guaranteed by Yihao Pharmacy. During the years ended December 31, 2023 and 2024, RMB20,000 and RMB50,000 were drawn on this credit facility, RMB30,000 and RMB20,000 were repaid in 2023 and 2024, with the balance of RMB20,000 and RMB50,000 outstanding as of December 31, 2023 and 2024, respectively.

In September 2022, 1 Pharmacy Technology obtained loans from Shanghai Pudong Development Bank. The borrowing was guaranteed by Yihao Pharmacy and the agreement expired on September 2024. During the years ended December 31, 2023 and 2024, RMB50,000 with annual interest rate of 3.65% and RMBnil were obtained. RMB30,000 and RMB50,000 were repaid in 2023 and 2024, with the balance of RMB50,000 and RMBnil outstanding as of December 31, 2023 and 2024, respectively. In October 2024, 1 Pharmacy Technology entered a committed credit facility with Shanghai Pudong Development Bank that allows 1 Pharmacy Technology to borrow up to RMB30,000 for working capital purpose till March 2025. The credit facility was guaranteed by Yihao Pharmacy. During the year ended December 31, 2024, RMB30,000 with annual interest rate of 2.45% were obtained, with the balance of RMB30,000 outstanding as of December31, 2024.

In March 2023, the Group entered a revolving credit facility with China CITIC Bank that allows the Group to borrow up to RMB20,000 for working capital purpose till December 31, 2023. During the year ended December 31, 2023 and 2024, RMB20,000 with annual interest rate of 3.70% were obtained. RMB10 and RMB19,990 were repaid in 2023 and 2024, with the balance of RMB19,990 and RMBnil outstanding as of December 31, 2023 and 2024, respectively.

8.	SHORT-TERM BORROWINGS (Continued)

In December 2024, the Group secured committed credit facilities with Bank of Ningbo Co., Ltd. that allows the Group to borrow up to RMB50,000 for working capital purpose till December 2025. During the year ended December 31, 2024, RMB31,000 with annual interest rate of 3.00% were obtained, with the balance of RMB31,000 outstanding as of December 31, 2024.

As of December 31, 2024, the Group is in compliance of the financial covenants.